CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		6 Months Ended		11 Months Ended		12 Months Ended
		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Operating activities
Net income		$ 23,244	[1]	$ 87,500	[1]	$ 48,368	[2]	$ 32,384	[3]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expenses		5,745	[3]	45,935	[3]	43,389	[3]	44,328	[1]
Amortization of intangible assets and liabilities arising from charter agreements, net	[1]	0		(22,286)		0		0
Amortization of deferred charges	[1]	1,588		2,540		1,259		2,021
Drydocking expenditure	[1]	0		(294)		0		0
Compensation cost related to share-based payment	[1]	238		320		850		863
Change in fair value of derivative instruments	[1]	0		(8,351)		0		0
Changes in assets and liabilities:
Trade accounts receivable	[1]	(117)		(427)		3,677		(370)
Inventories	[1]	0		0		915		(908)
Other current and other non-current assets	[1]	(7,226)		4,426		1,147		(2,199)
Amounts (due to) /from related parties	[1]			(238)		(6,068)
Amounts (due to) /from related parties	[1]	1,252						7,956
Trade accounts payable	[1]	(400)		640		691		(1,254)
Accrued expenses	[1]	(180)		7,073		9,545		6,740
Other current and non-current liabilities	[1]	2,957		1,396		6,605		(4,504)
Net cash provided by operating activities	[1]	27,101		118,234		110,378		85,057
Investing activities
Additions to vessels and equipment	[1]	0		0		(41)		(51)
Consideration for acquisition of vessels and management entities	[1]	0		(353,506)		0		0
Net cash used in investing activities	[1]	0		(353,506)		(41)		(51)
Financing activities
Proceeds from short-term and long-term debt	[1]	0		570,000		10,402		104,806
Repayments of short-term and long-term debt	[1]	(498,832)		(96,724)		(156,364)		(173,655)
(Repayments of)/Contributions from Parent's funding	[1]			0		56,057
(Repayments of)/Contributions from Parent's funding		(136,351)	[1]			(133,800)		(15,347)	[1]
Financing arrangement fees and other costs	[1]	0		(7,382)		(475)		(1,800)
(Repayments to) / contributions from CoolCo in connection with acquisition, net of equity proceeds	[1]			(581,072)
(Repayments to) / contributions from CoolCo in connection with acquisition, net of equity proceeds	[1]	581,072				0		0
Net proceeds from equity raise	[1]	0		432,635		0		0
Net cash provided by / (used in) financing activities	[1]	(54,111)		317,457		(90,380)		(85,996)
Net increase (decrease) in cash, cash equivalents and restricted cash	[1]	(27,010)		82,185		19,957		(990)
Cash, cash equivalents and restricted cash at beginning of period	[1]	77,902		50,892		57,945		58,935
Cash, cash equivalents and restricted cash at end of period	[1]	50,892		133,077		77,902		57,945
Cash paid during the year for:
Interest	[1]	24,665		22,240		5,676		11,115
Tax	[1]	$ 357		$ 59		$ 370		$ 432

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[3]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.